Investment Risks	Apr. 15, 2025
Simplify Interest Rate Hedge ETF
Prospectus [Line Items]
Risk [Text Block]

“Swaptions Risk” in the section entitled “Principal Investment Risks” on page 41 of the Prospectus is amended to add the following as the last sentence:

These swaptions are highly sensitive to changes in interest rates.

“Active Management Risk” in the section entitled “Principal Investment Risks” on page 41 of the Prospectus is amended to add the following as the last sentence:

The Adviser’s strategy is highly sensitive to changes in interest rates.

“Option Risk” in the section entitled “Principal Investment Risks” on page 43 of the Prospectus is amended to add the following as the last sentence:

The type of options the Fund may use are highly sensitive to changes in interest rates.

In the section entitled “Principal Investment Risks” beginning on page 156 of the Prospectus, “Active Management Risk” on page 175 is amended to add the following as the last sentence:

Depending on a Fund’s particular investment strategy, the adviser’s strategy may be highly sensitive to changes in interest rates.

In the same section, “Options Risk” on page 184 of the Prospectus is amended to add the following as the last sentence to the first paragraph:

Certain types of options are highly sensitive to changes in interest rates.

In the same section, “Swaptions Risk” on page 187 of the Prospectus is amended to add the following as the last sentence:

Certain types of swaptions are highly sensitive to changes in interest rates.

This Supplement dated April 15, 2025, provides relevant information for all shareholders and should be retained for future reference. The Fund's Prospectus and SAI have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1 (855) 772-8488.